                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21311
                                   ---------

                             PIMCO High Income Fund
                             ----------------------

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
              (Address of principal executive offices)   (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: March 31
                         --------

Date of reporting period: March 31
                          --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SHAREHOLDER REPORT

                                                                   ANNUAL REPORT
                                                                         3.31.04

PIMCO HIGH INCOME FUND

[PHK LISTED NYSE THE NEW STOCK EXCHANGE LOGO]

CONTENTS

Letter to Shareholders                               1
Performance Summary and Statistics                   2
Schedule of Investments                           3-12
Statement of Assets and Liabilities                 13
Statement of Operations                             14
Statement of Changes in Net Assets                  15
Notes to Financial Statements                    16-23
Financial Highlights                                24
Report of Independent Registered Public
   Accounting Firm                                  25
Privacy Policy, Proxy Voting Policies and
   Procedures, Other Information                    26
Dividend Reinvestment Plan                          27
Board of Trustees                                   28

[PIMCO ADVISORS LOGO]

PIMCO HIGH INCOME FUND LETTER TO SHAREHOLDERS

                                                                    May 12, 2004

Dear Shareholder:

We are pleased to provide you with the initial annual report of the PIMCO High Income Fund (the "Fund") for the period April 30, 2003 (commencement of operations) through March 31, 2004.

Please refer to the following pages for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Fund, together with PA Fund Management LLC, (formerly, PIMCO Advisers Fund Management LLC) the Fund's investment manager and Pacific Investment Management Company LLC, the Fund's sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Stephen Treadway                          /s/ Brian S. Shlissel
Stephen Treadway                              Brian S. Shlissel
CHAIRMAN                                      PRESIDENT, CHIEF EXECUTIVE OFFICER

PIMCO HIGH INCOME FUND PERFORMANCE SUMMARY AND STATISTICS
March 31, 2004 (unaudited)

SYMBOL:                                  PRIMARY INVESTMENTS:                INCEPTION DATE:
PHK                                      U.S. dollar-denominated corporate   4/30/03
                                         debt obligations of varying
OBJECTIVE:                               maturities and other corporate      TOTAL NET ASSETS(1):
Seeks to provide high current            income-producing securities.        $2,665.1 million
income. Capital appreciation is a
secondary objective.                                                         PORTFOLIO MANAGERS:
                                                                             David C. Hinman
                                                                             Raymond Kennedy
                                                                             Charles Wyman

TOTAL RETURN(2):                         MARKET PRICE        NET ASSET VALUE
----------------------------------------------------------------------------
Commencement of Operations (4/30/03)
  to 3/31/04                               7.08%                 16.94%

[CHART]

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (4/30/03) to 3/31/04

                                NET ASSET VALUE       MARKET PRICE
 4/30/2003                        $    14.31          $    15.16
  5/2/2003                        $    14.36          $    15.19
  5/9/2003                        $    14.36          $    15.13
 5/16/2003                        $    14.40          $    15.15
 5/23/2003                        $    14.36          $    15.17
 5/30/2003                        $    14.43          $    15.01
  6/6/2003                        $    14.71          $    15.02
 6/13/2003                        $    14.87          $    15.18
 6/20/2003                        $    14.78          $    14.95
 6/27/2003                        $    14.58          $    14.83
  7/4/2003                        $    14.54          $    14.98
 7/11/2003                        $    14.50          $    14.94
 7/18/2003                        $    14.47          $    14.65
 7/25/2003                        $    14.35          $    14.08
  8/1/2003                        $    13.76          $    13.84
  8/8/2003                        $    13.74          $    13.83
 8/15/2003                        $    13.43          $    13.44
 8/22/2003                        $    14.03          $    13.67
 8/29/2003                        $    14.33          $    13.77
  9/5/2003                        $    14.48          $    14.17
 9/12/2003                        $    14.48          $    14.02
 9/19/2003                        $    14.68          $    14.03
 9/26/2003                        $    14.67          $    13.99
 9/30/2003                        $    14.75          $    13.98
 10/3/2003                        $    14.80          $    14.37
10/10/2003                        $    14.85          $    14.26
10/17/2003                        $    14.96          $    14.18
10/24/2003                        $    14.93          $    14.34
10/31/2003                        $    15.08          $    14.49
 11/7/2003                        $    15.07          $    14.63
11/14/2003                        $    15.15          $    14.44
11/21/2003                        $    15.18          $    14.39
11/28/2003                        $    15.20          $    14.48
 12/5/2003                        $    15.47          $    14.72
12/12/2003                        $    15.45          $    14.71
12/19/2003                        $    15.56          $    14.75
12/26/2003                        $    15.65          $    14.95
  1/2/2004                        $    15.75          $    15.03
  1/9/2004                        $    16.15          $    15.24
 1/16/2004                        $    16.07          $    15.28
 1/23/2004                        $    16.16          $    15.21
 1/30/2004                        $    15.80          $    15.03
  2/6/2004                        $    15.56          $    14.93
 2/13/2004                        $    15.64          $    14.88
 2/20/2004                        $    15.54          $    14.58
 2/27/2004                        $    15.52          $    14.73
  3/5/2004                        $    15.81          $    14.84
 3/12/2004                        $    15.41          $    14.70
 3/19/2004                        $    15.42          $    14.63
 3/26/2004                        $    15.38          $    14.72
 3/31/2004                        $    15.45          $    14.78

MARKET PRICE/NET ASSET VALUE:

Market Price                     $  14.78
Net Asset Value                  $  15.45
Discount to Net Asset Value          4.34%
Market Price Yield(3)                9.90%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at March 31, 2004.

PIMCO HIGH INCOME FUND SCHEDULE OF INVESTMENTS
March 31, 2004

PRINCIPAL
   AMOUNT                                                               CREDIT RATING
    (000)                                                               (MOODY'S/S&P)*                  VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES - 85.0%

AEROSPACE - 0.4%
$   5,600    Armor Holdings, Inc., 8.25%, 8/15/13 (a) (b) (c)
              (acquired 3/4/04; cost-$5,510,713)                             B1/B+        $         6,230,000
    5,000    Dunlop Standard Aerospace Holdings plc,
              11.875%, 5/15/09 (a) (b) (c)
              (acquired 2/4/04; cost-$5,250,098)                            B3/CCC+                 5,350,000
                                                                                          -------------------
                                                                                                   11,580,000
                                                                                          ===================
AIRLINES - 1.7%
             Continental Airlines, Inc., pass thru certificates,
   20,000     6.92%, 4/2/13, 97-5A (c) (d) (e)
              (acquired 7/1/03; cost-$17,871,806)                            NR/NR                 20,430,158
    6,265     7.373%, 12/15/15, Ser. 01-1 (a)                               Ba1/BBB                 5,504,418
             Delta Air Lines, Inc., pass thru certificates,
   10,000     7.92%, 5/18/12 Ser. 00-1 (a)                                  Ba3/BB+                 8,323,754
       72     9.45%, 2/14/06 Ser. 91-B (c)
              (acquired 11/26/03; cost-$66,420)                              B3/NR                     61,560
             United Air Lines, Inc., pass thru certificates,
      427     1.34%, 6/2/04, Ser. 97-1A, FRN, (a)                            NR/B                     390,445
   10,037     7.19%, 10/1/12, Ser. 00-2 (a)                                 NR/BBB-                 9,152,446
    3,780    US Airways, Inc., 9.625%, 12/1/49, Ser. 93-A2 (f)               NR\D                   1,190,776
                                                                                          -------------------
                                                                                                   45,053,557
                                                                                          ===================
AUTOMOTIVE - 2.0%
   10,450    Arvin Capital I, 9.50%, 2/1/27 (a)                              NR/B+                 11,286,000
   10,451    Dura Operating Corp., 8.625%, 4/15/12, Ser. B (a)               B1/B+                 11,182,570
   17,150    General Motors Corp., 8.25%-8.375%, 7/15/23-7/15/33 (a)       Baa1/BBB                19,231,507
    8,745    TRW Automotive, Inc., 9.375%, 2/15/13 (a)                      B1/BB-                 10,100,475
                                                                                          -------------------
                                                                                                   51,800,552
                                                                                          ===================
BUILDING/CONSTRUCTION - 0.8%
   12,000    Building Materials Corp. of America, Ser. B,
              7.75%-8.625%, 7/15/05-12/15/06 (a)                             B2/B+                 12,227,500
   10,500    Nortex Holdings, Inc., zero coupon, 11/15/07, Step,
              (a) (b) (c) (acquired 10/19/03; cost-$8,032,500)              Caa1/B-                 8,032,500
                                                                                          -------------------
                                                                                                   20,260,000
                                                                                          ===================
CHEMICALS - 2.0%
   12,500    ARCO Chemical Co., 9.375%, 12/15/05 (a)                         B1/B+                 12,968,750
    5,000    Compass Minerals Group, Inc., 10.00%, 8/15/11 (a)               B3/B-                  5,700,000
    6,000    Equistar Chemical L.P., 10.125%, 9/1/08 (a)                     B2/B+                  6,480,000
    1,500    International Specialty ChemCo, 10.25%, 7/1/11, Ser. B (a)      B2/BB-                 1,706,250
    8,925    International Specialty Holdings, Inc.,
              10.625%, 12/15/09, Ser. B (a)                                 B2/B+                   9,951,375
    3,350    Millennium America Inc., 9.25%, 6/15/08 (a)                    B1/BB-                  3,592,875
    1,750    Nalco Co., 8.875%, 11/15/13 (a) (b) (c)
              (acquired 1/14/04; cost-$1,833,125)                           Caa1/B-                 1,833,125
   10,000    Westlake Chemical Corp., 8.75%, 7/15/11 (a)                    Ba3/B+                 11,100,000
                                                                                          -------------------
                                                                                                   53,332,375
                                                                                          ===================
CONSUMER PRODUCTS - 0.3%
    8,000    Rayovac Corp., 8.50%, 10/1/13 (a)                               B3/B-                  8,660,000
                                                                                          -------------------
 CONTAINERS & PACKING - 2.6%
             Crown Euro Holdings SA (a)
   21,750     9.50%, 3/1/11 (a)                                              B1/B+                 24,523,125
    2,100     10.875%, 3/1/13 (a)                                            B2/B                   2,457,000
   12,700    Jefferson Smurfit Corp., 7.50%, 6/1/13 (a)                      B2/B                  13,462,000

PRINCIPAL
   AMOUNT                                                               CREDIT RATING
    (000)                                                               (MOODY'S/S&P)*                  VALUE
-------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKING (CONTINUED)
             Owens-Brockway Glass Containers
$  14,950     7.75%-8.75%, 5/15/11-11/15/12 (a)                             B2/BB-        $        16,184,125
   10,500     8.25%, 5/15/13 (a)                                             B3/B                  10,867,500
      900    Stone Container Corp., 9.75%, 2/1/11 (a)                        B2/B                   1,010,250
                                                                                          -------------------
                                                                                                   68,504,000
                                                                                          ===================
ENERGY - 2.1%
    1,042    Calpine Canada Energy Finance, 8.50%, 5/1/08                  Caa1/CCC+                  776,290
    5,450    Calpine Corp., 8.50%, 7/15/10 (a) (b) (c)
              (acquired 7/14/03-9/25/03; cost-$5,338,295)                    NR/B                   5,041,250
   25,050    NRG Energy, Inc., 8.00%, 12/15/13 (a) (b) (c)
              (acquired 12/17/03-3/29/04; cost-$25,766,027)                  B2/B+                 25,989,375
   10,775    Reliant Resource, Inc., 9.25%-9.50%, 7/15/10-7/15/13 (a)        B1/B                  11,874,250
   11,483    South Point Energy Center LLC, 8.40%, 5/30/12 (a) (b) (c)
              (acquired 5/1/03-10/17/03; cost-$10,698,188)                   B2/B                  10,743,404
                                                                                          -------------------
                                                                                                  54,424,569
                                                                                          ===================
FINANCING - 6.7%
   32,548    AES Ironwood LLC, 8.857%, 11/30/25 (a)                          B2/B+                 35,477,635
    8,637    AES Red Oak LLC, 8.54%, 11/30/19, Ser A (a)                     B2/B+                  9,338,959
   17,500    Bluewater Finance Ltd.,10.25%, 2/15/12 (a)                      B1/B                  18,287,500
   10,000    Bombardier Capital, Inc., 7.09%, 3/30/07 (a) (c) (d) (e)
              (acquired 8/12/03; cost-$10,084,893)                           NR/NR                 10,974,771
    6,500    Eircom Funding, 8.25%, 8/15/13 (a)                             B1/BB-                  7,280,000
   10,250    Fiat Finance Lux SA, 3.25%, 1/9/07 (a) (b) (c)
              (acquired 7/17/03-9/10/03; cost-$9,937,985)                   Ba3/NR                 10,275,625
   36,250    FINOVA Group, Inc., 7.50%, 11/15/09 (a)                         NR/NR                 22,565,625
    7,450    Fuji JGB Investment LLC, 9.87%, 6/30/08 VRN (a) (b) (c)
              (acquired 5/16/03-7/1/03; cost-$7,799,709)                    Baa3/B+                 8,771,645
    2,850    General Motors Acceptance Corp., 8.00%, 11/1/31 (a)            A3/BBB                  3,163,842
      200    Hollinger Participation Trust, 12.125%, 11/15/10 (b) (c)
              (acquired 3/24/04; cost-$228,119)                              B3/B-                    231,750
   11,600    IBJ Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN
              (a) (b) (c) (acquired 9/18/03-3/29/04; cost-$12,471,638)      Baa3/B+                13,166,000
      614    Midland Funding II, 11.75%, 7/23/05, Ser. A (a)                Ba3/BB-                   652,392
   11,090    MPD Acquisitions plc, 9.625%, 10/1/12 (a)                       B3/B                  12,587,150
      850    Pemex Project Funding Master Trust, 8.00%, 11/15/11           Baa1/BBB-                  993,225
    4,000    Sheridan Group, Inc., 10.25%, 8/15/11 (a) (b) (c)
              (acquired 8/14/03; cost-$3,949,411)                            B1/B                   4,305,000
   15,605    Tokai Preferred Capital Co., LLC,
              9.98%, 6/30/08, VRN (a) (b) (c)
              (acquired 5/15/03-3/29/04; cost-$16,891,258)                  Baa3/B+                18,437,963
                                                                                          -------------------
                                                                                                  176,509,082
                                                                                          ===================
FOOD RETAIL - 0.4%
   10,600    Ingles Markets, Inc., 8.875%, 12/1/11 (a)                      Ba3/B+                 11,103,500
                                                                                          -------------------
FOOD SERVICES - 0.2%
    5,000    Domino's, Inc., 8.25%, 7/1/11 (a)                               B3/B-                  5,412,500
                                                                                          -------------------
FUNERAL SERVICES - 0.7%
   16,317    Alderwoods Group, Inc., 12.25%, 1/2/09 (a)                      NR/NR                 18,356,175
                                                                                          -------------------
 HEALTHCARE & HOSPITALS - 2.8%
    8,500    Beverly Enterprises, Inc., 9.625%, 4/15/09 (a)                  B1/B+                  9,753,750
      625    Extendicare Health Services, Inc., 9.35% 12/12/07 (a)           B3/B-                    648,438

PRINCIPAL
   AMOUNT                                                               CREDIT RATING
    (000)                                                               (MOODY'S/S&P)*                  VALUE
-------------------------------------------------------------------------------------------------------------
HEALTHCARE & HOSPITALS (CONTINUED)
             HEALTHSOUTH Corp.,
$  22,230     8.375%-10.75%, 2/1/08-10/1/11                                 NR/NR         $        22,210,975
   15,690    Rotech Healthcare, Inc., 9.50%, 4/1/12 (a)                     B2/B+                  16,945,200
   27,320    Tenet Healthcare Corp.,
              6.375%-7.375%, 12/1/11-2/1/13 (a)                             B3/B+                  24,543,525
                                                                                          -------------------
                                                                                                   74,101,888
                                                                                          ===================
HOTELS/GAMING - 2.7%
    3,500    Extended Stay America, Inc., 9.875%, 6/15/11 (a)                B2/B                   4,130,000
    4,615    Hilton Hotels Corp., 7.50%, 12/15/17 (a)                      Ba1/BBB-                 5,180,338
   26,446    ITT Corp., 7.375%-7.75%, 11/15/15-11/15/25 (a)                 Ba1/BB+                27,772,285
             Mandalay Resort Group,
    1,500     6.50%, 7/31/09 (a)                                            Ba2/BB+                 1,618,125
   12,500     9.375%, 2/15/10 (a)                                           Ba3/BB-                14,953,125
    1,000    MGM Mirage, Inc., 8.375%, 2/1/11 (a)                           Ba2/BB-                 1,160,000
   14,553    Park Place Entertainment Corp.,
              7.875%-9.375%, 2/15/07-3/15/10 (a)                            Ba2/BB-                16,506,890
      325    Starwood Hotels & Resorts Worldwide, Inc.,
              7.875%, 5/1/12 (a)                                            Ba1/BB+                   368,875
                                                                                          -------------------
                                                                                                   71,689,638
                                                                                          ===================
LEISURE - 1.7%
   16,850    Royal Caribbean Cruises, Ltd.,
              8.00%-8.75%, 5/15/10-2/2/11 (a)                               Ba2/BB+                19,184,750
   23,000    Six Flags, Inc., 9.75%, 4/15/13 (a)                             B2/B-                 24,552,500
                                                                                          -------------------
                                                                                                   43,737,250
                                                                                          ===================
MANUFACTURING - 0.8%
    7,295    Dresser, Inc., 9.375%, 4/15/11 (a)                              B2/B                   7,988,025
    1,300    Invensys plc, 9.875%, 3/15/11 (a) (b) (c)
              (acquired 2/27/04-3/23/04; cost-$1.309,961)                    B3/B-                  1,339,000
      500    Reddy Ice Group, Inc., 8.875%, 8/1/11 (a)                       B3/B-                    538,750
    9,675    Transdigm, Inc., 8.375%, 7/15/11 (a)                            B3/B-                 10,303,875
    1,018    Tyco International Group SA, 6.75%, 2/15/11 (a)               Ba2/BBB-                 1,135,199
                                                                                          -------------------
                                                                                                   21,304,849
                                                                                          ===================
MISCELLEANEOUS - 13.1%
             Dow JonesTRAC X North America High Yield Index
  103,200     7.375%, 3/25/09 (a) (b) (c) (g)
              (acquired 12/3/03-1/29/04; cost-$103,628,287)                  B3/B+                104,877,000
  109,500     8.00%, 3/25/09 (a) (b) (c) (g)
              (acquired 12/3/03; cost-$109,500,000)                          B3/B                 110,458,125
             Target Return Index Securities Trust High Yield, Ser. 03-1
  105,843     4.05%, 5/15/13 (a) (b) (c) (g)
              (acquired 5/7/03-1/27/04; cost-$112,754,928)                   B1/NR                117,481,851
   13,000     2.19%, 6/1/14 (a) (b) (c) (g)
              (acquired 1/20/04; cost-$13,536,250)                          Caa1/NR                12,704,315
                                                                                          -------------------
                                                                                                  345,521,291
                                                                                          ===================
 MULTI-MEDIA - 4.9%
    5,565    Allbritton Communications Co., 7.75%, 12/15/12 (a)              B3/B-                  5,801,512
   14,400    Cablevision Systems Corp., 8.00%, 4/15/12 (b) (c) (e)
              (acquired 3/30/04; cost-$14,400,000)                           B3/B+                 14,400,000
   17,095    CanWest Media, Inc., 10.625%, 5/15/11 (a)                       B2/B-                 19,488,300
   20,000    CCO Holdings LLC, 8.75%, 11/15/13 (a) (b) (c)
              (acquired 12/2/03-3/5/04; cost-$20,140,358)                   B3/CCC-                20,500,000
   13,700    CF Cable TV, Inc., 9.125%, 7/15/07 (a)                         Ba3/BB-                14,454,829

PRINCIPAL
   AMOUNT                                                               CREDIT RATING
    (000)                                                               (MOODY'S/S&P)*                  VALUE
-------------------------------------------------------------------------------------------------------------
MULTI-MEDIA (CONTINUED)
$  10,350    Charter Communication Holdings II,
              10.25%, 9/15/10 (a) (b) (c)
              (acquired 10/28/03-2/17/04; cost-$10,750,298)                CAA1/CCC-      $        10,712,250
             CSC Holdings, Inc.,
   10,000     7.625%-8.125%, 7/15/09-4/1/11, Ser. B (a)                     B1/BB-                 10,700,000
   10,000     7.875%, 2/15/18 (a)                                           B1/BB-                 10,775,000
    2,650    Mediacom Broadband LLC, 11.00%, 7/15/13 (a)                     B2/B+                  2,848,750
             Young Broadcasting, Inc.,
    8,300     8.75%,1/15/14 (a) (b) (c)
              (acquired 12/12/03; cost-$8,300,000)                         Caa1/CCC+                8,590,500
   10,912     10.00%, 3/1/11 (a)                                           Caa1/CCC+               11,730,400
                                                                                          -------------------
                                                                                                  130,001,541
                                                                                          ===================
OIL & GAS - 9.1%
   15,464    Chesapeake Energy Corp.,
              8.125%-9.00%, 4/1/11-8/15/12                                  Ba3/BB-                17,886,517
    9,000    Coastal Corp., 6.375%-7.625%, 9/1/08-2/1/09 (a)               Caa1/CCC+                7,785,000
    8,250    Dynegy Holdings Inc.,
              9.875%-10.125%, 7/15/10-7/15/13 (a) (b) (c)
              (acquired 9/3/03-3/29/04; cost-$8,768,420)                     B3/B-                  9,070,625
   25,000    Dynegy-Roseton Danskammer, 7.67%, 11/8/16, Ser. B (a)          Caa2/B                 22,640,625
   27,600    El Paso Corp., 7.75%-7.875%, 6/15/12-1/15/32 (a)              Caa1/CCC+               22,435,000
             El Paso Energy Corp.,
    9,650     6.75%-7.375%, 5/15/09-12/15/12 (a)                           Caa1/CCC+                8,437,250
   10,850     8.05%, 10/15/30 (a)                                           Caa1/NR                 8,951,250
      536    El Paso Partners Corp., 8.50%, 6/1/11, Ser. B (a)              B1/BB-                    611,040
   22,500    El Paso Production Holding Co., 7.75%, 6/1/13 (a)               B3/B-                 20,981,250
    3,655    GulfTerra Energy Partners LP, 8.50%, 6/1/10, Ser. B (a)         B1/BB-                 4,239,800
    7,000    Hanover Compressor Co., 8.625%, 12/15/10 (a)                    B3/B                   7,560,000
   13,400    Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A (a)              B2/B+                 14,405,000
    5,000    Leviathan Gas Pipeline Corp., 10.375%, 6/1/09, Ser. B (a)       B1/BB-                 5,325,000
    3,200    Newpark Resources, Inc., 8.625%, 12/15/07, Ser. B (a)           B2/B+                  3,280,000
    5,000    Pemex Project Funding Master Trust, 8.625%, 2/1/22 (a)        Baa1/BBB-                5,800,000
             Petroleos Mexicanos
    2,500     8.625%, 12/1/23 (a) (b) (c)
              (acquired 5/1/03; cost-$2,812,471)                           Baa1/BBB-                2,887,500
    5,000     9.25%, 3/30/18 (a)                                           Baa1/BBB-                6,162,500
    8,000    Sonat, Inc., 7.625%, 7/15/11 (a)                              Caa1/CCC+                6,980,000
    4,300    Vintage Petroeum, Inc., 7.875%, 5/15/11 (a)                     B1/B                   4,644,000
   59,000    Williams Cos., Inc., 7.875%-8.625%, 6/1/10-9/1/21 (a)           B3/B+                 61,213,750
                                                                                          -------------------
                                                                                                  241,296,107
                                                                                          ===================
PAPER & PAPER PRODUCTS - 2.4%
   19,125    Abitibi-Consolidated, Inc., 6.95%-8.85%, 4/1/08-8/1/30 (a)     Ba2/BB                 19,744,418
   10,500    Buckeye Technologies, Inc., 8.50%, 10/1/13 (a)                  B3/B+                 11,340,000
             Georgia-Pacific Corp.,
   26,100     7.70%-9.50%, 6/15/15-5/15/31 (a)                              Ba3/BB+                28,482,500
    3,750     8.00%, 1/15/24 (a) (b) (c)
              (acquired 12/4/03; cost-$3,750,000)                           Ba3/BB+                 3,975,000
                                                                                          -------------------
                                                                                                   63,541,918
                                                                                          ===================
PUBLISHING - 1.8%
    6,075    American Color Graphics, Inc., 10.00%, 6/15/10 (a)              B3/B                   5,376,375
   11,536    American Media Operations, Inc.
              10.25%, 5/1/09, Ser. B (a)                                     B2/B-                 12,141,640

PRINCIPAL
   AMOUNT                                                               CREDIT RATING
    (000)                                                               (MOODY'S/S&P)*                  VALUE
-------------------------------------------------------------------------------------------------------------
PUBLISHING (CONTINUED)
$  15,000    Dex Media West LLC, 9.875%, 8/15/13 (a) (b) (c)
              (acquired 8/15/03-3/1/04; cost-$16,080,730)                   Caa1/B        $        16,725,000
             PRIMEDIA, Inc.,
      500     7.625%, 4/1/08 (a)                                             B3/B                     503,750
   13,000     8.00%, 5/15/13 (a) (b) (c)
              (acquired 5/8/03; cost-$13,000,000)                            B3/B                  13,065,000
                                                                                          -------------------
                                                                                                   47,811,765
                                                                                          ===================
REAL ESTATE - 1.1%
   10,000    B.F. Saul REIT
              7.50%, 3/1/14 (a) (b) (c) (e)
              (acquired 5/3/04; cost-$10,000,000)                            B3/B+                 10,175,000
             Host Marriott LP,
    4,390     7.125%, 11/1/13 (a)                                           Ba3/B+                  4,576,575
    6,249     9.25%, 10/1/07, Ser. G (a)                                    Ba3/B+                  7,030,125
    7,525     9.50%, 1/15/07, Ser. I (a)                                    Ba3/B+                  8,465,625
                                                                                          -------------------
                                                                                                   30,247,325
                                                                                          ===================
RETAIL - 1.4%
    5,000    Amerigas Partners LP, 10.00%, 4/15/06, Ser. D (a)              B2/BB-                  5,475,000
   18,315    J.C. Penney Co., Inc., 7.125%, 11/15/23 (a)                    Ba3/BB+                20,787,525
   14,500    J. Crew Intermediate LLC, zero coupon, 11/15/05, Step (a)      NR/CCC                 11,310,000
        1    Saks, Inc., 8.25%, 11/15/08                                    Ba3/BB                      1,290
                                                                                          -------------------
                                                                                                   37,573,815
                                                                                          ===================
TELECOMMUNICATIONS - 13.5%
   20,000    American Cellular Corp., 10.00%, 8/1/11, Ser. B (a)             B3/B-                 19,300,000
    5,000    American Tower Corp., 7.50%, 5/1/12 (a) (b) (c)
              (acquired 1/26/04; cost-$5,000,000)                          Caa1/CCC                 4,800,000
    1,500    American Tower Escrow Corp., zero coupon, 8/1/08 (a)           B3/CCC                  1,061,250
    8,800    AT&T Corp., 8.75%, 11/15/31 (a)                               Baa2/BBB                10,416,138
    8,566    Calpoint Receivable Structured Trust,
              7.44%, 12/10/06 (a) (b) (c)
              (acquired 9/18/03-11/21/03; cost-$8,390,297)                  Caa1/NR                 8,630,460
   17,500    Crown Castle International Corp., 9.375%, 8/1/11 (a)           B3/CCC                 19,075,000
    7,300    Dobson Communications Corp., 8.875%, 10/1/13 (a)              Caa1/CCC+                5,767,000
    2,375    Ericsson LM Telefon AB, 7.375%, 6/5/08 (a)                      B1/BB                  4,735,910
    6,000    Inmarsat Finance plc, 7.625%, 6/30/12 (a) (b) (c)
              (acquired 1/27/04; cost-$12,738,182)                           B2/B                   6,285,000
             Insight Midwest LP,
   11,750     10.50%, 11/1/10 (a)                                            B2/B+                 12,690,000
    6,750     10.50%, 11/1/10 (a) (b) (c)
              (acquired 12/4/03; cost-$7,304,002)                            B2/B+                  7,290,000
   22,725    MCI Communications Corp.,
              6.50%-7.125%, 4/15/10-6/15/27 (f)                              NR/NR                 18,180,000
             Nextel Communications, Inc.,
    2,000     5.95%, 3/15/14 (a)                                             B2/BB                  1,995,000
   13,000     7.375%, 8/1/15 (a)                                             B2/B+                 14,137,500
    1,682     9.50%, 2/1/11                                                  NR/BB                  1,926,053
             PanAmSat Corp.,
   15,595     6.875%, 1/15/28 (a)                                           Ba2/BB                 15,205,125
   20,550     8.50%, 2/1/12 (a)                                             Ba3/B+                 21,577,500
   61,200    Qwest Capital Funding, Inc.,
              7.25%-7.90%, 8/15/10-2/15/11 (a)                             Caa2/CCC+               54,598,000

PRINCIPAL
   AMOUNT                                                               CREDIT RATING
    (000)                                                               (MOODY'S/S&P)*                  VALUE
-------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
$  14,000    Qwest Communications International, Inc.,
              7.25%-7.50%, 2/15/11-2/15/14 (a) (b) (c)
              (acquired 1/30/04; cost-$13,833,777)                          B3/CCC+       $        13,335,000
   22,115    Qwest Services Corp.,
              13.00%-13.50%, 12/15/07-12/15/10 (a) (b) (c)
              (acquired 5/2/03-12/4/03; cost-$24,707,739)                  Caa1/CCC+               25,618,638
             Rural Cellular Corp.,
      700     8.25%, 3/15/12 (a) (b) (c)
              (acquired 3/23/04; cost-$719,250)                              B2/B-                    719,250
    6,645     9.875%, 2/1/10 (a)                                           Caa1/CCC                 6,694,837
   11,000    SpectraSite, Inc., 8.25%, 5/15/10 (a)                          B3/CCC+                11,825,000
    5,000    Sprint Capital Corp. (FON Group), 8.75%, 3/15/32 (a)          Baa3/BBB-                6,342,380
    6,000    Time Warner Telecom Holdings, Inc.,
              9.25%, 2/15/14 (a) (b) (c)
              (acquired 2/14/04-2/19/04; cost-$6,017,460)                   B2/CCC+                 6,090,000
   13,525    Time Warner Telecom, Inc.,
              9.75%-10.125%, 7/15/08-2/1/11 (a)                             B3/CCC+                12,607,187
    5,250    Triton PCS, Inc., 8.50%, 6/1/13 (a)                             B2/B+                  5,617,500
    1,400    US West Communications, Inc., 5.625%, 11/15/08 (a)             Ba3/B-                  1,403,500
             WorldCom, Inc.,
   73,201     6.95%-8.25%, 5/15/11-5/15/31 (f)                               NR/NR                 23,607,322
   48,000     7.375%, 1/15/06-1/15/49 (b) (c) (f)
              (acquired 5/1/03-11/5/03; cost-$14,066,048)                    NR/NR                 15,480,000
                                                                                          -------------------
                                                                                                  357,010,550
                                                                                          ===================
TOBACCO - 0.9%
             Commonwealth Brands, Inc.
   10,500     9.75%, 4/15/08 (a) (b) (c)
             (acquired 4/30/03-5/23/04; cost-$10,227,975)                    NR/NR                 11,497,500
    2,875     10.625%, 9/1/08 (b) (c) (d) (e)
              (acquired 7/30/03-3/29/04; cost-$2,937,869)                    NR/NR                  3,176,875
    8,500    Dimon, Inc., 6.25%, 3/31/07 (a)                                 NR/NR                  7,768,636
      700    North Atlantic Trading, Inc., 9.25%, 3/1/12 (a) (b) (c)
              (acquired 3/23/04; cost-$721,000)                              B2/B+                    703,500
                                                                                          -------------------
                                                                                                   23,146,511
                                                                                          ===================
UTILITIES - 7.4%
             AES Corp.,
    7,500     7.75%-8.875%, 2/15/11-3/1/14 (a)                               B3/B-                  7,778,750
   28,880     8.75%, 5/15/13 (a) (b) (c)
              (acquired 5/1/03-3/29/04; cost-$29,215,840)                    B2/B+                 31,912,400
             CMS Energy Corp.,
   10,900     7.50%-9.875%, 10/15/07-4/15/11 (a)                             B3/B+                 11,805,500
   13,800     7.75%, 8/1/10 (a) (b) (c)
              (acquired 7/9/03-8/13/03; cost-$13,467,332)                    B3/B+                 14,386,500
    3,380    Homer City Funding LLC, 8.73%, 10/1/26 (a)                     Ba2/BB                  3,768,700
   12,000    IPALCO Enterprises, Inc., 8.625%, 11/14/11 (a)                 Ba1/BB-                13,560,000
   23,000    Legrand S.A., 8.50%, 2/15/25 (a)                               Ba3/B+                 24,610,000
             Midwest Generation LLC.,
   16,100     8.30%, 7/2/09 Ser. A (a)                                       B2/B                  16,663,500
   22,250     8.56%, 1/2/16 Ser. B (a)                                       B2/B                  23,696,250
             PSE&G Energy Holdings LLC,
   29,900     8.50%-10.00%, 2/15/08-6/15/11 (a)                             Ba3/BB-                33,474,000
    9,000    TECO Energy, Inc., 7.50%, 6/15/10 (a)                          Ba2/BB+                 9,742,500
    6,845    TXU Gas Capital, 2.51%, 4/1/04 (a)                             Ba1/BBB                 6,089,531
                                                                                          -------------------
                                                                                                  197,487,631
                                                                                          ===================

PRINCIPAL
   AMOUNT                                                               CREDIT RATING
    (000)                                                               (MOODY'S/S&P)*                  VALUE
-------------------------------------------------------------------------------------------------------------
WASTE MANAGEMENT - 1.5%
             Allied Waste North America
$  19,450     9.25%, 9/1/12, Ser. B (a)                                     Ba3/BB-       $        22,221,625
   16,607     10.00%, 8/1/09, Ser. B (a)                                     B2/B+                 17,894,196
                                                                                          -------------------
                                                                                                   40,115,821
                                                                                          ===================
Total Corporate Bonds & Notes (cost-$2,140,170,060)                                             2,249,584,210
                                                                                          ===================
SOVEREIGN DEBT OBLIGATIONS - 6.4%

BRAZIL - 3.1%
             Federal Republic of Brazil,
   23,680     2.00%, 4/15/04, FRN (a)                                        B2/B+                 23,251,936
   59,627     8.00%-11.00%, 8/7/11-8/17/40 (a)                               B2/B+                 58,913,099
                                                                                          -------------------
                                                                                                   82,165,035
                                                                                          ===================
GUATEMALA - 0.1%
    1,850    Republic of Guatemala, 9.25%, 8/1/13 (a)                        NR/NR                  2,155,237
                                                                                          -------------------
PANAMA - 0.8%
   18,130    Republic of Panama, 9.375%-10.75%, 2/8/11- 4/1/29 (a)          Ba1/BB                 21,840,350
                                                                                          -------------------
PERU - 1.4%
             Republic of Peru,
    5,642     5.00%, 3/7/07, VRN (a)                                        Ba3/BB-                 5,267,388
   26,600     9.125%, 1/15/08-2/21/12 (a)                                   Ba3/BB-                30,563,500
                                                                                          -------------------
                                                                                                   35,830,888
                                                                                          ===================
RUSSIA - 0.6%
   15,500  Russian Federation 5.00%, 3/31/07, Step (a)                      Ba3/BB+                15,562,000
                                                                                          -------------------
UKRAINE REPUBLIC - 0.4%
             Republic of Ukraine,
    7,000     6.875%, 3/4/11 (a) (b) (c)
              (acquired 2/26/04; cost-$7,000,000)                            B1/B                   7,192,500
    4,020     7.65%-11.00%, 3/15/07-6/11/13 (a)                              B1/B                   4,351,282
                                                                                          -------------------
                                                                                                   11,543,782
                                                                                          ===================
Total Sovereign Debt Obligations (cost-$158,768,121)                                              169,097,292
                                                                                          ===================

LOAN PARTICIPATIONS (h) - 1.8%

CONTAINERS & PACKING - 0.1%
    3,171    Graphic Packing Corp., 3.92%, 8/8/10 Loan 6
              (J.P.Morgan Chase & Co.)                                       NR/NR                  3,218,630
      311    Graphic Packing International, Inc., 3.93%, 8/8/10 Term B
              (J.P.Morgan Chase & Co.)                                       NR/NR                    315,745
                                                                                          -------------------
                                                                                                    3,534,375
                                                                                          ===================
DIVERSIFIED MANUFACTURING - 0.2%
    3,000    Invensys plc, FRN, 12/30/09
              (Deutsche Bank AG)                                             NR/NR                  3,018,750
    1,400    SPX Corp., 3.125% 9/30/09, Term B
              (J.P.Morgan Chase & Co.)                                       NR/NR                  1,419,396
                                                                                          -------------------
                                                                                                    4,438,146
                                                                                          ===================

PRINCIPAL
   AMOUNT                                                               CREDIT RATING
    (000)                                                               (MOODY'S/S&P)*                  VALUE
-------------------------------------------------------------------------------------------------------------
ENERGY CORP. - 0.1%
$   2,488    Calpine Construction Finance Co., L.P., 7.50%, 8/13/09
              (Goldman Sachs & Co.)                                          NR/NR        $         2,655,406
                                                                                          -------------------
MULTI-MEDIA - 0.1%
    2,957    Charter Communications Holdings, LLC,
              3.92%, 3/18/08 Term B (Bank of America, N.A.)                  NR/NR                  2,948,026
                                                                                          -------------------
OIL & GAS - 0.2%
    6,143    Aquila, Inc., 8.00%, 4/15/06 Term 2
              (Credit Suisse First Boston)                                   NR/NR                  6,365,536
                                                                                          -------------------
TELECOMMUNICATIONS - 0.5%
             Qwest Corp., 6.50%, 6/30/07, Term A
    5,700     (CS First Boston)                                              NR/NR                  5,907,218
    2,500     (Merrill Lynch & Co)                                           NR/NR                  2,590,885
    5,500     (Morgan Stanley & Co)                                          NR/NR                  5,699,947
                                                                                          -------------------
                                                                                                   14,198,050
                                                                                          ===================
UTILITIES - 0.6%
    4,000    AES Corp. FRN, 7/25/07, Revolver
              (UBS AG)                                                       NR/NR                  3,942,500
    2,000    Allegheny Energy, Inc., 6.00%, 3/8/11, Term B
              (Citigroup Global Market)                                      NR/NR                  2,007,084
    8,500    Allegheny Energy Supply, Inc., FRN, 6/8/11, Term C
              (Citigroup Global Market)                                      NR/NR                  8,565,875
                                                                                          -------------------
                                                                                                   14,515,459
                                                                                          ===================
Total Loan Participations (cost-$47,338,779)                                                       48,654,998
                                                                                          ===================

PREFERRED STOCK (a) - 1.4%

   SHARES
   ------
FINANCING - 1.0%
  247,000    Fresenius Medical Care Capital Trust II, 7.875%, 2/1/08        Ba2/BB-                26,984,750
                                                                                          -------------------
MULTI-MEDIA - 0.4%
  100,000    CSC Holding, Inc., 11.125%, 4/1/08, Ser. M                      B2/B                  10,475,000
                                                                                          -------------------
Total Preferred Stock (cost-$36,590,460)                                                           37,459,750
                                                                                          ===================

CALIFORNIA MUNICIPAL SECURITIES (a) - 0.6%

PRINCIPAL
   AMOUNT
    (000)
---------
$   9,615    Los Angeles Community Redevelopement Agency,
              Community Redevelopment Financing Auth., Rev.,
              8.25%-9.75%, 9/1/07-9/1/32, Ser. H                             NR/NR                 10,504,783
                                                                                          -------------------
    5,105    San Diego Redevelopment Agency, Tax allocation,
              6.59%-7.74%, 11/1/13-11/1/21                                  Baa3/NR                 5,132,441
                                                                                          -------------------
Total California Municipal Securities (cost-$15,287,511)                                           15,637,224
                                                                                          ===================
SHORT-TERM INVESTMENTS (a)--4.9%

CORPORATE BONDS & NOTES - 1.5%

FINANCING - 0.5%
   13,200    Gemstone Investors Ltd., 7.71%, 10/31/04 (b) (c)
              (acquired 6/13/03; cost-$13,084,054)                         Caa1/CCC+               13,233,000
                                                                                          -------------------

PRINCIPAL
   AMOUNT                                                               CREDIT RATING
    (000)                                                               (MOODY'S/S&P)*                  VALUE
-------------------------------------------------------------------------------------------------------------
OFFICE EQUIPMENT - 0.5%
$  14,600    Xerox Capital Europe plc, 5.875%, 5/15/04                       B1/B+        $        14,636,500
                                                                                          -------------------
TELECOMMUNICATIONS - 0.1%
    2,000    US West Communications, Inc., 7.20%, 11/1/04                   Ba3/B-                  2,060,000
                                                                                          -------------------
UTILITIES - 0.4%
    5,700    CMS Energy Corp., X-tras Trust, 7.00%, 1/15/05                  B3/B+                  5,814,000
    5,000    Edison International, Inc., 6.875%, 9/15/04                    Ba2/BB+                 5,100,000
                                                                                          -------------------
                                                                                                   10,914,000
                                                                                          ===================
Total Corporate Bonds & Notes (cost-$40,327,064)                                                   40,843,500
                                                                                          ===================
U.S. GOVERNMENT AGENCY SECURITIES - 1.4%
   25,100    Fannie Mae 1.01%, 6/2/04-7/20/04                               Aaa/AAA                25,026,778
   10,000    Federal Home Loan Bank, 1.01%, 4/1/04                          Aaa/AAA                10,000,000
    2,700    Freddie Mac, 1.01%, 6/15/04                                    Aaa/AAA                 2,694,168
                                                                                          -------------------
Total U.S. Government Agencies Securities (cost-$37,723,602)                                       37,720,946
                                                                                          ===================

COMMERCIAL PAPER - 1.0%

BANKING - 0.3%
    5,900    Royal Bank of Scotland, 1.00%-1.03%, 4/12/04-4/27/04         P-1/A-1+                  5,896,546
                                                                                          -------------------
FINANCE - 0.7%
      400    Danske Corp., 1.03%, 4/16/04                                  P-1/A-1+                   399,828
   19,600    UBS Finance LLC, 1.02%-1.03%, 4/8/04-6/28/04                  P-1/A-1+                19,567,191
                                                                                          -------------------
                                                                                                   19,967,019
                                                                                          ===================
Total Commercial Paper (cost-$25,864,198)                                                          25,863,565
                                                                                          ===================
U.S. TREASURY BILLS - 0.7%
   17,445     1.01% 6/3/04-6/17/04 (cost-$17,415,670)                       Aaa/AAA                17,412,474
                                                                                          -------------------
REPURCHASE AGREEMENT - 0.3%
    7,660    State Street Bank & Trust Co.,
              dated 3/31/04, 0.80%, due 4/1/04
              proceeds:$7,660,170; collateralized by Fannie Mae,
              1.875%, 2/15/05, valued at $7,817,385, (cost-$7,660,000)                              7,660,000
                                                                                          -------------------

Total Short-Term Investments (cost-$128,990,534)                                                  129,500,485
                                                                                          ===================
TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN
  (cost-$2,527,145,465) - 100.1%                                                          $     2,649,933,959
                                                                                          ===================

CALL OPTIONS WRITTEN (i) - (0.1)%

CONTRACTS
---------
   (1,572)   U.S. Treasury Notes 10 yr. Futures, Chicago Board of
              Trade, Strike price $115.00, expires 5/21/04
              (premium received-$1,758,472)                                                        (2,431,688)
                                                                                          -------------------

CONTRACTS                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
PUT OPTIONS WRITTEN (i) - (0.0)%
             U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
     (355)    Strike price $107.00, expires 5/21/04                                       $           (22,187)
   (1,217)    Strike price $109.00, expires 5/21/04                                                  (152,125)
                                                                                          -------------------
Total Put Options Written (premiums received-$1,401,861)                                             (174,312)
                                                                                          ===================
Total Options Written (premiums received-$3,160,333)                                               (2,606,000)
                                                                                          ===================

TOTAL INVESTMENTS NET OF OPTIONS WRITTEN
  (cost-$2,523,985,132) - 100.0%                                                          $     2,647,327,959
                                                                                          ===================

NOTES TO SCHEDULE OF INVESTMENTS:
*    Unaudited.
(a) All or partial amount segregated as collateral for future contracts or delayed-delivery securities.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At March 31, 2004, these securities amounted to $745,719,426 or 28.1% of investments.
(c) Private Placement. Restricted as to resale and may not have a readily available market; the aggregate cost and value of such securities is $777,185,915 or 29.3% of investments.
(d)  Fair-valued security.
(e)  llliquid security.
(f)  Security in default.
(g)  Credit-linked trust certificate.
(h) Participation interests were acquired through the financial institution indicated parenthetically.
(i)  Non-income producing security.
+ The cost basis of portfolio securities for federal income tax purposes is $2,527,558,328. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $133,413,108; aggregate gross unrealized depreciation for securites in which there is an excess of tax cost over value is $11,037,477; net unrealized appreciation for federal income tax purposes is $122,375,631.

GLOSSARY:

FRN  - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects rate in effect on March 31, 2004.
NR   - Not Rated
REIT - Real Estate Investment Trust
VRN - Variable Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects rate in effect on March 31, 2004.

PIMCO HIGH INCOME FUND STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004

ASSETS:
Investments, at value (cost-$2,527,145,465)                                        $    2,649,933,959
--------------------------------------------------------------------------------   ------------------
Cash (including foreign currency of $8,438,773 with a cost of $8,393,147)                   8,510,288
--------------------------------------------------------------------------------   ------------------
Interest and dividend receivable                                                           45,398,512
--------------------------------------------------------------------------------   ------------------
Premium for swaps purchased                                                                11,589,692
--------------------------------------------------------------------------------   ------------------
Receivable for investments sold                                                             8,031,986
--------------------------------------------------------------------------------   ------------------
Receivable for variation margin on futures contracts                                          510,730
--------------------------------------------------------------------------------   ------------------
Unrealized appreciation on forward foreign currency contracts                               1,613,315
--------------------------------------------------------------------------------   ------------------
Unrealized appreciation on swaps                                                              158,520
--------------------------------------------------------------------------------   ------------------
Periodic payments receivable on swaps                                                          30,843
--------------------------------------------------------------------------------   ------------------
Prepaid expenses                                                                               11,218
--------------------------------------------------------------------------------   ------------------
 Total Assets                                                                           2,725,789,063
================================================================================   ==================

LIABILITIES:
Payable for investments purchased                                                          26,715,564
--------------------------------------------------------------------------------   ------------------
Unrealized depreciation on swaps                                                           15,367,394
--------------------------------------------------------------------------------   ------------------
Dividends payable to common and preferred shareholders                                     14,030,449
--------------------------------------------------------------------------------   ------------------
Options written, at value (premiums received $3,160,333)                                    2,606,000
--------------------------------------------------------------------------------   ------------------
Investment management fee payable                                                           1,584,154
--------------------------------------------------------------------------------   ------------------
Accrued expenses                                                                              383,854
--------------------------------------------------------------------------------   ------------------
 Total Liabilities                                                                         60,687,415
--------------------------------------------------------------------------------   ------------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION VALUE PER
 SHARE APPLICABLE TO AN AGGREGATE OF 36,000 SHARES ISSUED AND
 OUTSTANDING)                                                                             900,000,000
--------------------------------------------------------------------------------   ------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                       $    1,765,101,648
================================================================================   ==================

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
 Par value ($0.00001 per share, applicable to 114,263,164 shares
  issued and outstanding)                                                          $            1,143
--------------------------------------------------------------------------------   ------------------
 Paid-in-capital in excess of par                                                       1,625,509,452
--------------------------------------------------------------------------------   ------------------
Dividends in excess of net investment income                                                  (38,248)
--------------------------------------------------------------------------------   ------------------
Net realized gain on investments, futures, options written, swaps
 and foreign currency transactions                                                         25,100,554
--------------------------------------------------------------------------------   ------------------
Net unrealized appreciation of investments, futures, options written,
 swaps, and foreign currency transactions                                                 114,528,747
--------------------------------------------------------------------------------   ------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                       $    1,765,101,648
--------------------------------------------------------------------------------   ------------------
NET ASSET VALUE PER COMMON SHARE                                                   $            15.45
================================================================================   ==================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO HIGH INCOME FUND STATEMENT OF OPERATIONS
For the period April 30, 2003* through March 31, 2004

INVESTMENT INCOME:
Interest                                                                           $      162,735,568
--------------------------------------------------------------------------------   ------------------
Dividends                                                                                   1,740,906
--------------------------------------------------------------------------------   ------------------
 Total Investment Income                                                                  164,476,474
================================================================================   ==================

EXPENSES:
Investment management fees                                                                 15,773,582
--------------------------------------------------------------------------------   ------------------
Auction agent fees and commissions                                                          1,744,893
--------------------------------------------------------------------------------   ------------------
Custodian and accounting agent fees                                                           419,296
--------------------------------------------------------------------------------   ------------------
Shareholder reports                                                                           133,594
--------------------------------------------------------------------------------   ------------------
Audit and tax services fees                                                                    79,022
--------------------------------------------------------------------------------   ------------------
Trustees' fees and expenses                                                                    69,260
--------------------------------------------------------------------------------   ------------------
New York Stock Exchange listing fees                                                           54,588
--------------------------------------------------------------------------------   ------------------
Legal fees                                                                                     33,465
--------------------------------------------------------------------------------   ------------------
Investor relations                                                                             28,370
--------------------------------------------------------------------------------   ------------------
Transfer agent fees                                                                            25,386
--------------------------------------------------------------------------------   ------------------
Organizational expenses                                                                        15,000
--------------------------------------------------------------------------------   ------------------
Insurance expense                                                                               6,095
--------------------------------------------------------------------------------   ------------------
Miscellaneous                                                                                  16,438
--------------------------------------------------------------------------------   ------------------
 Total expenses                                                                            18,398,989
--------------------------------------------------------------------------------   ------------------
 Less: custody credits earned on cash balances                                                (86,261)
--------------------------------------------------------------------------------   ------------------
 Net expenses                                                                              18,312,728
--------------------------------------------------------------------------------   ------------------

NET INVESTMENT INCOME                                                              $      146,163,746
================================================================================   ==================

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
--------------------------------------------------------------------------------
 Investments                                                                               28,429,074
--------------------------------------------------------------------------------   ------------------
 Options written                                                                              960,934
--------------------------------------------------------------------------------   ------------------
 Swaps                                                                                      1,711,430
--------------------------------------------------------------------------------   ------------------
 Foreign currency transactions                                                             (2,132,704)
--------------------------------------------------------------------------------   ------------------
 Futures contracts                                                                         (2,885,120)
--------------------------------------------------------------------------------   ------------------
Net unrealized appreciation of investments, futures contracts, options
 written, swaps and foreign currency transactions                                         114,528,747
--------------------------------------------------------------------------------   ------------------
Net realized and unrealized gain on investments, futures contracts,
 options written, swaps, and foreign currency transactions                                140,612,361
--------------------------------------------------------------------------------   ------------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                           286,776,107
================================================================================   ==================
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                   (8,006,842)
--------------------------------------------------------------------------------   ------------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
 RESULTING FROM INVESTMENT OPERATIONS                                              $      278,769,265
================================================================================   ==================

* Commencement of operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO HIGH INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
                       APPLICABLE TO COMMON SHAREHOLDERS
For the period April 30, 2003* through March 31, 2004

INVESTMENT OPERATIONS:
Net investment income                                                              $      146,163,746
--------------------------------------------------------------------------------   ------------------
Net realized gain on investments, futures contracts, options written,
  swaps and foreign currency transactions                                                  26,083,614
--------------------------------------------------------------------------------   ------------------
Net unrealized appreciation of investments, futures contracts, option
  written, swaps, and foreign currency transactions                                       114,528,747
--------------------------------------------------------------------------------   ------------------
Net increase in net assets resulting from investment operations                           286,776,107
================================================================================   ==================
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                   (8,006,842)
--------------------------------------------------------------------------------   ------------------
Net increase in net assets applicable to common shareholders
 resulting from investment operations                                                     278,769,265
--------------------------------------------------------------------------------   ------------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME                              (139,193,212)
--------------------------------------------------------------------------------   ------------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                              1,631,617,500
--------------------------------------------------------------------------------   ------------------
Preferred shares underwriting discount charged to paid-in capital
  in excess of par                                                                         (9,000,000)
--------------------------------------------------------------------------------   ------------------
Common stock and preferred shares offering costs charged to
  paid-in capital in excess of par                                                         (2,234,493)
--------------------------------------------------------------------------------   ------------------
Reinvestment of dividends                                                                   5,042,585
--------------------------------------------------------------------------------   ------------------
  Net increase from capital share transactions                                          1,625,425,592
--------------------------------------------------------------------------------   ------------------
Total increase in net assets applicable to common shareholders                          1,765,001,645
================================================================================   ==================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                           100,003
--------------------------------------------------------------------------------   ------------------
End of period (including dividends in excess of net investment income of $38,248)  $    1,765,101,648
================================================================================   ==================

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                    113,900,000
--------------------------------------------------------------------------------   ------------------
Issued in reinvestment of dividends                                                           356,183
--------------------------------------------------------------------------------   ------------------
NET INCREASE                                                                              114,256,183
================================================================================   ==================

* Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO HIGH INCOME FUND NOTES TO FINANCIAL STATEMENTS
March 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO High Income Fund (the "Fund"), was organized as a Massachusetts business trust on February 18, 2003. Prior to commencing operations on April 30, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003 to Allianz Dresdner Asset Management of America L.P. ("ADAM"). PA Fund Management
LLC (formerly, PIMCO Advisors Fund Management LLC) (the "Investment Manager"), serves as the Fund's Investment Manager and is an indirect wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund attempts to achieve these objectives by investing in a diversified portfolio of U.S. dollar-denominated debt obligations and other income-producing securities that are primarily rated below investment grade.

The Fund issued 105,000,000 shares of common stock in its initial public offering. An additional 8,900,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Common offering costs of $1,630,218 (representing $0.014 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all common offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share. Since aggregate offering costs and organizational expenses were less than $0.03 per share, common share, organizational expenses of $15,000 were expensed in the current period. In addition, the underwriters commission and offering costs associated with the issuance of Preferred Shares in the amounts of $9,000,000 and $604,275, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service approved by the Board of Trustees, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics, Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) FEDERAL INCOME TAXES

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S.

federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) SWAP AGREEMENTS

A swap is an agreement between two parties to exchange a series of cash flows at specified intervals. Based on a notional amount, each party pays an interest rate or the change in the value of a security. Dividends and interest on the securities in the swap are included in the value of the exchange. Swaps are marked to market daily based upon quotations from market makers and vendors and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Portfolio's basis in the swap and the proceeds of the closing transaction, including any fees. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms of the agreements, and that there may be unfavorable changes in interest rates.

(g) CREDIT DEFAULT SWAPS

The Fund enters into credit default swap contracts ("swaps") for investment purposes, to manage its credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the par or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the par or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to realized gains and losses.

Swaps are marked to market daily by the Fund's Investment Manager based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund's Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Asset and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h) OPTION TRANSACTIONS

The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

(i) FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(j) SENIOR LOAN PARTICIPATIONS

When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations ("Selling Participant"), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

(k) CREDIT-LINKED TRUST CERTIFICATES

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) REPURCHASE AGREEMENTS

The Fund may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(m) REVERSE REPURCHASE AGREEMENTS

The Fund engages in reverse repurchase agreements in order to add leverage to the Fund's portfolio. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund's limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The weighted average daily balance of reverse repurchase agreements outstanding during the period ended March 31, 2004 was $9,540,000 at a weighted average interest rate of 0.25%.

(n) CUSTODY CREDITS ON CASH BALANCES

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER

The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as Investment Manager of the Fund. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.70% of the Fund's average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions. The Investment Manager (not the Fund) pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services, at the maximum annual rate of 0.3575% of the Fund's average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, for the period from commencement of operations through April 30, 2008 and at the maximum annual rate of 0.50% of average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, thereafter. The Investment Manager informed the Fund that it paid the Sub-Adviser $8,055,794 in connection with its sub-advisory services for the period ended March 31, 2004.

(3) INVESTMENTS IN SECURITIES

(a) For the period ended March 31, 2004, purchases and sales of investments (excluding short-term investments) were $3,929,920,055 and $1,541,751,997, respectively.

(b) Futures contracts outstanding at March 31, 2004:

                                                        # OF      EXPIRATION    UNREALIZED
TYPE                                                  CONTRACTS      DATE      APPRECIATION
-------------------------------------------------------------------------------------------
Long: Financial Future Euribor June 2005                    614      6/13/05   $    411,086
      Financial Future Euro-Bobl 5 Year EUX               1,365       6/8/04      2,323,977
      Eurodollar Future December 2004                     1,085     12/13/04      1,913,376
      Eurodollar Future March 2005                          125      3/14/05         73,437
                                                                               ------------
                                                                               $  4,721,876
                                                                               ============

(c) Options written for the period ended March 31, 2004:

                                                                 CONTRACTS        PREMIUMS
---------------------------------------------------------------------------------------------
Options outstanding, April 30, 2003                                        -                -
Options written                                                        6,329    $   4,687,314
Options expired                                                       (2,669)        (960,934)
Options terminated in closing purchase transactions                     (516)        (566,047)
                                                               -------------    -------------
Options outstanding, March 31, 2004                                    3,144    $   3,160,333
                                                               =============    =============

(d) Forward foreign currency contracts outstanding at March 31, 2004:

                                               U.S.$ VALUE ON    U.S.$ VALUE      UNREALIZED
                                              ORIGINATION DATE  MARCH 31, 2004   APPRECIATION
---------------------------------------------------------------------------------------------
Sold: Euro, settling 4/8/04                     $   4,775,043   $   4,746,191   $      28,852
      GBP, settling 4/26/04                         4,820,200       4,798,461          21,739
Purchased: Japanese Yen settling 5/18/04           24,967,236      26,529,960       1,562,724
                                                                                -------------
                                                                                $   1,613,315
                                                                                =============

----------
GBP--Great Britain pounds

(e) Interest rate swap agreements outstanding at March 31, 2004:

                                                      RATE TYPE
                                                ----------------------
                       NOTIONAL                  PAYMENT    PAYMENT
                        AMOUNT     TERMINATION   MADE BY   RECEVIED BY    UNREALIZED
SWAP COUNTERPARTY        (000)        DATE      THE FUND    THE FUND     DEPRECIATION
-------------------------------------------------------------------------------------
Goldman Sachs & Co.  $     80,000    6/16/14      5.00%   3 month LIBOR  $  5,083,800
Goldman Sachs & Co.       140,700    6/16/14      5.00%   3 month LIBOR    10,127,558
                                                                         ------------
                                                                         $ 15,211,358
                                                                         ============

----------
LIBOR--London Interbank Offered Rate

(f) Credit default swap contracts outstanding at March 31, 2004:

                                           NOTIONAL
SWAP                                        AMOUNT                       FIXED
COUNTERPARTY/                              PAYABLE ON                   PAYMENTS        UNREALIZED
REFERENCED DEBT                             DEFAULT      TERMINATION   RECEIVED BY     APPRECIATION
OBLIGATION                                   (000)          DATE        THE FUND      (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Bear Stearns Co., Inc
  Allied Waste North America
  7.875%, 1/1/09                           $    5,000        9/20/04          5.50%                -
  Nextel Communication, Inc.
  9.375%, 11/15/02
  Starwood Hotels & Resorts
  Worldwide, Inc.
  7.875%, 5/1/12
  Tyco International Group SA
  2.75%, 1/15/18

  Bombardier Capital, Inc.
  6.125%, 6/29/06                               5,000        9/20/04          2.70%   $       37,634

Goldman Sachs & Co.
  Bombardier, Inc.
  6.75%, 5/1/12                                10,000        9/20/04          2.80%           80,086

  Dow Jones TRAC-X
  High Yield Index, Ser. B                      4,200        3/20/09          4.10%         (156,036)

  Russian Federation
  5.00%, 3/31/30                                6,000         3/6/05          1.06%           15,349

Morgan Stanley Capital Services, Inc
  Tyco International Group SA
  2.75%, 1/15/18                                6,500        9/20/04          1.40%           25,451
                                                                                      --------------
                                                                                      $        2,484
                                                                                      ==============

4. INCOME TAX INFORMATION

The tax character of dividends paid for the period April 30, 2003 (commencement of operations) through March 31, 2004 of $147,200,054 was comprised entirely of ordinary income.

At March 31, 2004, the tax character of distributable earnings of $29,629,631 was comprised entirely of ordinary income.

5. AUCTION PREFERRED SHARES

The Fund has issued 7,200 shares of Preferred Shares Series M, 7,200 shares of Preferred Shares Series T, 7,200 shares of Preferred Shares Series W, 7,200 shares of Preferred Shares Series TH, and 7,200 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended March 31, 2004, the annualized dividend rate ranged from:

                                HIGH      LOW     AT MARCH 31, 2004
-------------------------------------------------------------------
Series M                        1.420%   1.050%        1.080%

Series T                        1.510%   1.050%        1.099%

Series W                        1.539%   1.028%        1.080%

Series TH                       1.470%   1.050%        1.130%

Series F                        1.479%   1.043%        1.160%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS

On April 1, 2004, a dividend of $0.121875 per share was declared to common shareholders payable May 3, 2004 to shareholders of record on April 16, 2004.

On May 3, 2004, a dividend of $0.121875 per share was declared to common shareholders payable June 1, 2004 to shareholders of record on May 14, 2004.

7. LEGAL PROCEEDINGS

On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed the Investment Manager that it intended to recommend that the Commission bring civil and administrative actions against the Investment Manager and one of its investment advisory affiliates seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff's investigation of "market timing" and related trading activities in certain open-end investment companies advised by the Investment Manager (the "Subject Funds"). On February 17, 2004, the Attorney General of New Jersey filed a complaint alleging, among other things, that the Sub-Adviser and certain of its affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in the Subject Funds and certain other mutual funds advised by the Sub-Adviser. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On May 6, 2004, the Commission filed a complaint in the U.S. District Court in the Southern District of New York alleging that the Investment Manager, certain of its affiliates, and Stephen J. Treadway (the Chief Executive Officer of the Investment Manager as well as the Chairman of the Fund), had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with the alleged "market timing" arrangements discussed above. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters officers, directors, or members of any advisory boards to any registered investment companies.

The proceedings described above do not allege that any inappropriate activity took place in the Fund and the Fund is not named in the proceedings.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against the Investment Manager, the Sub-Adviser, certain of their affiliates and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In such a case, the Investment Manager and the Sub-Adviser would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit the Investment Manager, the Sub Adviser and certain of their affiliates from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

Since February, 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates, various investment companies advised by the Investment Manager and the Sub-Adviser and their boards of trustees have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the specified funds during specified periods or as derivative actions on behalf of the specified funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, and/or the return of fees paid under those contracts and restitution. The Fund has been named in two of the class action lawsuits, one filed in the Southern District of New York and one filed in the District of New Jersey. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in Federal or State Courts naming the Investment Manager, the Sub-Adviser, various investment companies they advise (which may include the Fund), their boards of trustees and/or their affiliates.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, the Investment Manager, the Sub-Adviser and certain of their affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of open-end investment companies advised by the Investment Manager, the Sub-Adviser and their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into the brokerage recognition and revenue-sharing arrangements of these open-end investment companies.

Although it is not possible to predict what, if any, effect the foregoing will have on the market for the Fund's shares, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the operations of the Fund or on the Investment Manager's, or Sub-Adviser's ability to perform their respective investment advisory services to the Fund.

PIMCO HIGH INCOME FUND FINANCIAL HIGHLIGHTS

For a share of common stock outstanding for the period April 30, 2003* through March 31, 2004

Net asset value, beginning of period                              $      14.33**
---------------------------------------------------------------   ------------
INVESTMENT OPERATIONS:

Net investment income                                                     1.28
---------------------------------------------------------------   ------------
Net realized and unrealized gain on investments, futures
 contracts, options written, swaps and foreign currency
 transactions                                                             1.23
---------------------------------------------------------------   ------------
Total from investment operations                                          2.51
---------------------------------------------------------------   ------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                 (0.07)
---------------------------------------------------------------   ------------
Net increase in net assets applicable to common shares
 resulting from investment operations                                     2.44
---------------------------------------------------------------   ------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME:             (1.22)
---------------------------------------------------------------   ------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in
 capital in excess of par                                                (0.01)
---------------------------------------------------------------   ------------
Preferred shares offering costs/underwriting discount
 charged to paid-in capital in excess of par                             (0.09)
---------------------------------------------------------------   ------------
    Total capital share transactions                                     (0.10)
---------------------------------------------------------------   ------------
Net asset value, end of period                                    $      15.45
---------------------------------------------------------------   ------------
Market price, end of period                                       $      14.78
---------------------------------------------------------------   ------------
TOTAL INVESTMENT RETURN (1)                                               7.08%
---------------------------------------------------------------   ------------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of
  period (000)                                                    $  1,765,102
---------------------------------------------------------------   ------------
Ratio of expenses to average net assets (2)(3)(4)                         1.18%
---------------------------------------------------------------   ------------
Ratio of net investment income to average net assets (2)(4)               9.34%
---------------------------------------------------------------   ------------
Preferred shares asset coverage per share                         $     74,024
---------------------------------------------------------------   ------------
Portfolio turnover                                                          73%
---------------------------------------------------------------   ------------

*   Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits on cash balances at the custodian bank. (See note (1)(n) in Notes to Financial Statements).
(4) Annualized

PIMCO HIGH INCOME FUND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
PIMCO HIGH INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of PIMCO High Income Fund (the "Fund") at March 31, 2004, and the results of its operations, the changes in its net assets applicable to common shareholders and the financial highlights for the period April 30, 2003 (commencement of operations) through March 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
May 25, 2004

PIMCO HIGH INCOME FUND PRIVACY POLICY, PROXY VOTING POLICIES AND PROCEDURES,
                       OTHER INFORMATION (UNAUDITED)

PRIVACY POLICY:

OUR COMMITMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

PROXY VOTING POLICIES AND PROCEDURES:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 331-1710 (ii) on the Fund's website at www.pimcoadvisors.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

OTHER INFORMATION:

Since April 30, 2003, there have been no: (i) material changes in the Fund's investment objectives or policies; (ii) changes to the Fund's charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Fund: or (iv) change in the persons primarily responsible for the day-to-day management of the Fund's portfolio.

PIMCO HIGH INCOME FUND DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor's behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund's dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2) If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Fund's transfer agent, PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, telephone number 1-800-331-1710.

PIMCO HIGH INCOME FUND BOARD OF TRUSTEES

                                                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
PAUL BELICA                                            Director, Student Loan Finance Corp., Education Loans, Inc.,
1345 Avenue of the Americas                            Goal Funding I, Inc., Goal Funding II, Inc., and
New York, NY 10105                                     Surety Loan Funding, Inc.; Formerly senior executive and
Age: 82                                                member of the board of Smith Barney, Harris Upham & Co.;
TRUSTEE SINCE: 2003                                    and the CEO of five State of New York agencies.
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
  AT 2004 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE/DIRECTOR OF 20 FUNDS IN FUND COMPLEX
TRUSTEE OF 10 FUNDS OUTSIDE OF FUND COMPLEX

ROBERT E. CONNOR                                       Corporate Affairs Consultant; Formerly, Senior Vice President,
1345 Avenue of the Americas                            Corporate Office, Smith Barney, Inc.
New York, NY 10105
Age: 69
TRUSTEE SINCE: 2003
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
  AT 2004 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE/DIRECTOR OF 20 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

JOHN J. DALESSANDRO II                                 President and Director, J.J. Dalessandro II Ltd. registered
1345 Avenue of the Americas                            broker-dealer Formerly, and member of the New York Stock
New York, NY 10105                                     Exchange.
Age: 66
TRUSTEE SINCE: 2003
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
  AT 2004 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 15 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

HANS W. KERTESS                                        President, H Kertess & Co.; Formerly, Managing Director,
1345 Avenue of the Americas                            Royal Bank of Canada Capital Markets.
New York, NY 10105
Age: 64
TRUSTEE SINCE: 2003
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
  AT 2004 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 15 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

TRUSTEES AND PRINCIPAL OFFICERS

Stephen Treadway
   Chairman
Paul Belica
   Trustee
Robert E. Connor
   Trustee
John J. Dalessandro II
   Trustee
Hans W. Kertess
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Vice President & Secretary
David C. Hinman
   Vice President
Raymond G. Kennedy
   Vice President
Charles Wyman
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer
Jennifer A. Patula
   Assistant Secretary

INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA. 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO High Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

Information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

        a) Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2003 and $59,750 in 2004.

        b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant's financial statements and are not reported under paragraph (e) of this Item were 0 in 2003 and $61,750 in 2004. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

        c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") were $0 in 2003 and $3,000 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

        d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

        e) 1. Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor's engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrant's policy is stated below.

            PIMCO High Income Fund (THE "FUND")

            AUDIT OVERSIGHT COMMITTEE POLICY
                     FOR
PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Funds' Audit Oversight Committee ("Committee") is charged with the oversight of the Funds' financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

   a review of the nature of the professional services expected to be provided,

   the fees to be charged in connection with the services expected to be provided,

   a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds' Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Funds' independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee's pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firms's engagement will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

   Annual Fund financial statement audits
   Seed audits (related to new product filings, as required)
   SEC and regulatory filings and consents
   Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

   Accounting consultations
   Fund merger support services
   Agreed upon procedure reports (inclusive of quarterly review of Basic
      Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
   Other attestation reports
   Comfort letters
   Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds' independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

   Tax compliance services related to the filing or amendment of the following:
      Federal, state and local income tax compliance; and, sales and use tax compliance
      Timely RIC qualification reviews
      Tax distribution analysis and planning
      Tax authority examination services
      Tax appeals support services
      Accounting methods studies
      Fund merger support service
      Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds' independent accountants will not render services in the following categories of non-audit services:

   Bookkeeping or other services related to the accounting records or financial statements of the Funds
   Financial information systems design and implementation
   Appraisal or valuation services, fairness opinions, or
      contribution-in-kind reports
   Actuarial services
   Internal audit outsourcing services
   Management functions or human resources
   Broker or dealer, investment adviser or investment banking services Legal services and expert services unrelated to the audit
   Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to PA Fund Management LLC (Formerly, PIMCO Advisors Fund Management
LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the "Investment Manager") and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the "Accounting Affiliates"). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds' independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

   (1) The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund's independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

   (2) Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

   (3) Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated). Any such approval by the Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

        e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

        f)  Not applicable

        g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2004 Reporting Period was $4,032,412.

        h) Auditor Independence. The Registrant's Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Disclosure requirement not currently effective.

ITEM 6. SCHEDULE OF INVESTMENTS
Schedule of Investments in included as part of the report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Pacific Investment Management Co. (the "Sub-Adviser"). The Proxy Voting Policies and Procedures of the Sub-Adviser are included as an Exhibit 99.PROXYPOL hereto.

ITEM 8. DISCLOSURE REQUIREMENTS CURRENTLY NOT EFFECTIVE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Advisors website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. The Registrant has not yet held its first annual shareholders' meeting, so these procedures have yet to be disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, and this is the first Form N-CSR filing made by the Registrant after Item 9 was added to the Form. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. Exhibits

(a) (1) Exhibit 99.CODE ETH

(b) (2) Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(c) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO HIGH INCOME FUND

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date June 10, 2004
------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date June 10, 2004
------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date June 10, 2004
------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date June 10, 2004
------------------